Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	31.41%	[1]
Kingsbarn Dividend Opportunity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.14%	18.66%	[1]
Performance Inception Date		Nov. 02, 2023
Kingsbarn Dividend Opportunity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.15%)	12.35%	[1]
Kingsbarn Dividend Opportunity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.37%	11.70%	[1]

[1]	The Fund commenced operations on November 2, 2023.